SEMI ANNUAL REPORT


                                FEBRUARY 28, 1998


                                    TEMPLETON
                               GROWTH FUND, INC.


[FRANKLIN TEMPLETON LOGO]

PAGE


[CELEBRATING OVER 50 YEARS LOGO]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.




[PHOTO OF MARK G. HOLOWESKO APPEARS HERE]

MARK G. HOLOWESKO
Portfolio Manager
Templeton Growth Fund


Mark G. Holowesko is president and portfolio manager of Templeton Growth Fund, as well as several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide, Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.

PAGE


SHAREHOLDER LETTER



Your Fund's Objective: Templeton Growth Fund seeks long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation.



Dear Shareholder:

We are pleased to bring you this semi-annual report of Templeton Growth Fund, which covers the period ended February 28, 1998. The six months under review proved eventful for global investors, as strong returns in the U.S. stock market and growing investor enthusiasm for European shares were offset by incredibly volatile price swings in Asian markets. Within this environment, the Fund's Class I shares provided a six-month cumulative total return of 6.76%, as discussed in the Performance Summary on page 6.




You may find a complete listing of the Fund's portfolio holdings including the number of shares and dollar value beginning on page 16 of this report.



CONTENTS

Shareholder Letter .........        1

Performance Summaries
  Class I ..................        6
  Class II .................        8
  Advisor Class ............       10

Financial Highlights &
Statement of Investments ...       13

Financial Statements .......       24

Notes to the Financial
Statements .................       27

FUND CATEGORY

[PYRAMID GRAPH]

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/98

[BAR GRAPH]

European Stocks                 27.6%

North American Stocks           21.6%

Asian Stocks                    11.1%

Latin American Stocks            7.1%

Australian &
New Zealand Stocks               3.4%

African Stocks                   0.6%

Fixed-Income Securities          6.2%

Short-Term Investments
& Other Net Assets              22.4%

Consistent with our history of low portfolio turnover, we made no significant changes to the Fund's weightings during the six months under review. On a regional basis, most of the Fund's adjustments were subtle. For example, our exposure to the U.S. decreased from 23.8% to 20.6% of total net assets and to Europe from 32.1% to 27.6%, while our exposure in Latin America rose from 6.6% to 7.1%.

Throughout the reporting period, Europe remained our largest geographic allocation. Potential for corporate improvements increased there, as many European firms (similar to American companies at the end of the 1980s) announced plans to cut costs, improve efficiency, reduce debt burdens and buy back shares. This led to the rise of many European equity markets, and our holdings of Peugeot SA and Somerfield Plc. appreciated substantially in value.

Asia, however, presented a different picture. Rapid economic expansion in the region encouraged massive investment, leading to relatively high asset values and an excessive supply of manufactured goods. To help make these products more competitive in overseas markets, many Asian countries were forced to devalue their currencies. Unfortunately, these devaluations contributed to higher interest expenses, since much of the debt accumulated by corporations was from foreign bankers. Rather than increasing competitiveness, the devaluations pushed many companies to the verge of bankruptcy. Fearing that these firms would be unable to pay back their loans, many investors sold their shares, and stock markets in the area plummeted.




2

PAGE


Although our exposure to Asia was relatively low, the Fund's performance was hindered by its holdings there. Our largest Asian weighting was Hong Kong, whose equity market fell 17.6% during the six months under review.(1) Seeking to take advantage of these price declines, we added to our existing holdings, including HSBC Holdings Plc., one of the world's largest banks, and Swire Pacific Ltd., a conglomerate that possesses the right to sell Coca Cola in China.

In the U.S., price-to-book ratios and dividend yields of many companies reached unprecedented levels, and the Dow Jones(R) Industrial Average rose 13.1% between August 31, 1997 and February 28, 1998.(2) Although our U.S. weighting remained relatively low because we found few stocks meeting our value criteria, we added to some of our U.S. positions including General Motors Corp.; Titanium Metals; and Humana Inc., a provider of health care services. In our opinion, these companies represented good value and could contribute positively to the Fund's long-term performance.

Looking forward, we are confident about our ability to deal with future volatility in Asian stock markets. Turbulent markets are not new to us, and where many people see only risk, we see potential returns. This was the case when we increased our holdings in Latin America after the Mexican peso crises. Today, we remain optimistic about the long-term viability of Hong Kong, despite the Asian currency crisis. At this time, the largest risk to our holdings appears to be the possible collapse of the Hong Kong dollar's currency peg to the U.S. dollar. However, we believe that this is unlikely to occur in the near term. Since 1983, Hong Kong authorities have maintained a link between the Hong Kong dollar and the U.S. dollar, and have supported the


1. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.

2. Source: Standard & Poor's(R) Micropal. Market return includes reinvested dividends. Total return calculated by Wilshire Associates, Inc. An index is an unmanaged group of securities that is used to measure market performance. One cannot invest directly in an index.




TOP 10 EQUITY HOLDINGS
2/28/98

  NAME,                              % OF TOTAL
  INDUSTRY, COUNTRY                  NET ASSETS
  ---------------------------------------------
  General Motors Corp.
  Automobiles, U.S.                        1.9%

  Philips Electronics NV
  Electrical & Electronics,
  Netherlands                              1.6%

  HSBC Holdings Plc
  Banking, Hong Kong                       1.5%

  Telecomunicacoes Brasileiras
  SA (Telebras), pfd
  Telecommunications, Brazil               1.5%

  Telefonos de Mexico
  SA (Telmex), L
  Telecommunications, Mexico               1.3%

  Cheung Kong Holdings Ltd.
  Multi-Industry, Hong Kong                1.2%

  Humana Inc.
  Business & Public Services, U.S.         1.2%

  Ford Motor Co.
  Automobiles, U.S.                        1.2%

  Deutsche Bank AG
  Banking, Germany                         1.1%

  YPF Sociedad Anonima
  Energy Sources, Argentina                1.0%



                                                                               3

PAGE


  TOP 10 COUNTRIES
  REPRESENTED IN THE FUND*
  Equity Investments
  (71.4% of Total Net Assets)
  2/28/98

                    % OF TOTAL
  COUNTRY           NET ASSETS
------------------------------
  United States          20.6%

  United Kingdom          9.9%

  Hong Kong               7.1%

  Sweden                  3.7%

  France                  3.1%

  Netherlands             3.1%

  Brazil                  3.0%

  Australia               2.7%

  Argentina               2.0%

  South Korea             2.0%


*Does not include fixed-income securities and short-term investments and other net assets.




peg with U.S. dollars on deposit there. Although the peg helped fuel speculation in Hong Kong's property sector, it has provided a sense of stability missing in other Asian countries. The peg's importance in maintaining economic stability and confidence, the size of the foreign exchange reserves in Hong Kong (which exceed the level of U.S. foreign exchange reserves), and the support of the mainland Chinese government, all contribute to our belief that the peg should weather devaluation crises in the region.

The economic outlook for Europe appears bright. If interest rates there fall due to government attempts to meet European Monetary Union requirements, and taxes drop, European corporations could deliver positive earnings surprises. In our opinion, the Fund's high exposure in the region has the potential to be well-rewarded over time.

Please remember that there are special risks associated with global investing related to market, currency, economic, social, political, and other factors. Developing markets involve similar but heightened risks, in addition to those risks associated with their relatively small size and lesser liquidity. Although short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 1,268% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(3) These risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies and our evaluations, conclusions



3. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1997.



4

PAGE


and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

Thank you for investing in the Templeton Growth Fund. We welcome any comments or suggestions you may have.

Sincerely,

/s/ Mark G. Holowesko
-------------------------------
    Mark G. Holowesko, CFA
    President
    Templeton Growth Fund, Inc.




                                                                               5

PAGE


PERFORMANCE SUMMARY




CLASS I

Templeton Growth Fund - Class I produced a 6.76% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 7, the Fund's Class I shares delivered a cumulative total return of more than 315% for the 10-year period ended February 28, 1998.

The Fund's share price, as measured by net asset value, decreased $1.97, from $22.47 on August 31, 1997, to $20.50 on February 28, 1998. During the reporting period, shareholders received per-share distributions of 54.5 cents ($0.545) in income dividends, 33 cents ($0.33) in short-term capital gains, and $2.55 in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.




6

PAGE


  CLASS I
  Periods ended 2/28/98

                                                                                                                SINCE
                                                                                                              INCEPTION
                                                               1-YEAR          5-YEAR         10-YEAR        (11/29/54)
-----------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                                   18.93%         129.14%         315.48%        41,294.11%
  Average Annual Total Return(2)                               12.10%          16.65%          14.63%            14.79%
  Value of $10,000 Investment(3)                            $ 11,210        $ 21,594        $ 39,161        $3,901,428


                                             2/28/94         2/28/95         2/28/96         2/28/97           2/28/98
-----------------------------------------------------------------------------------------------------------------------
  One-Year Total Return(4)                     31.86%           0.10%          21.90%          19.75%            18.93%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 5.75% initial sales charge. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, maximum 5.75% initial sales charge. See Note below.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charge.

Note: Total returns have been restated to reflect the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.




                                                                               7

PAGE


CLASS II

Templeton Growth Fund - Class II produced a 6.34% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $1.95, from $22.18 on August 31, 1997, to $20.23 on February 28, 1998. During the reporting period, shareholders received per-share distributions of 42.51 cents ($0.4251) in income dividends, 33 cents ($0.33) in short-term capital gains, and $2.55 in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


8

PAGE


  CLASS II
  Periods ended 2/28/98

                                                       SINCE
                                                     INCEPTION
                                         1-YEAR       (5/1/95)
--------------------------------------------------------------
  Cumulative Total Return(1)             18.05%         61.08%
  Average Annual Total Return(2)         15.89%         17.91%
  Value of $10,000 Investment(3)       $11,589        $15,944


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.




                                                                               9

PAGE


ADVISOR CLASS

Templeton Growth Fund - Advisor Class produced a 6.94% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The Fund's share price, as measured by net asset value, decreased $1.98, from $22.49 on August 31, 1997, to $20.51 on February 28, 1998. During the reporting period, shareholders received per-share distributions of 59.13 cents ($0.5913) in income dividends, 33 cents ($0.33) in short-term capital gains, and $2.55 in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


10

PAGE


  ADVISOR CLASS
  Period ended 2/28/98

                                                                                                              SINCE
                                                                                                            INCEPTION
                                                             1-YEAR*        5-YEAR*        10-YEAR*        (11/29/54)*
----------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                                  19.24%        129.73%         316.55%         41,400.31%
  Average Annual Total Return(1)                              19.24%         18.10%          15.34%             14.96%
  Value of $10,000 Investment(2)                            $11,924        $22,973        $ 41,655        $ 4,150,031


                                              2/28/94        2/28/95        2/28/96         2/28/97            2/28/98
----------------------------------------------------------------------------------------------------------------------
  One-Year Total Return(3),*                   31.86%          0.10%         21.90%          19.75%             19.24%



*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 24.16%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.




                                                                              11

PAGE


TEMPLETON GROWTH FUND




CLASS I

If you had invested $10,000 in Templeton Growth Fund - Class I at inception, it would be worth more than $3.9 million today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on November 29, 1954 (inception), with income dividends and capital gains reinvested through February 28, 1998.*



       DATE         INITIAL       INCOME         INITIAL +     CAP GAINS     INITIAL +   TOTAL VALUE
                                                 DIVIDENDS                   CAP GAINS
       11/29/54       $9,425            $0         $9,425           $0       $9,425         $9,425
       12/31/54       $9,576            $0         $9,576           $0       $9,576         $9,576
       12/30/55      $10,250            $0        $10,250           $0      $10,250        $10,250
       12/31/56      $10,726            $0        $10,726           $0      $10,726        $10,726
       12/31/57       $8,911            $0         $8,911           $0       $8,911         $8,911
       12/31/58      $13,261            $0        $13,261           $0      $13,261        $13,261
       12/31/59      $15,118            $0        $15,118           $0      $15,118        $15,118
       12/30/60      $17,210            $0        $17,210           $0      $17,210        $17,210
       12/29/61      $20,358            $0        $20,358           $0      $20,358        $20,358
       12/31/62      $17,606            $0        $17,606           $0      $17,606        $17,606
       12/31/63      $18,511            $0        $18,511           $0      $18,511        $18,511
       12/31/64      $23,506          $296        $23,802           $0      $23,506        $23,802
       12/31/65      $28,313          $760        $29,073           $0      $28,313        $29,073
       12/30/66      $26,485        $1,048        $27,532           $0      $26,485        $27,532
       12/29/67      $29,632        $1,682        $31,314           $0      $29,632        $31,314
       12/31/68      $40,283        $2,857        $43,140           $0      $40,283        $43,140
       12/31/69      $47,446        $4,176        $51,622           $0      $47,446        $51,622
       12/31/70      $43,676        $4,622        $48,298           $0      $43,676        $48,298
       12/31/71      $51,555        $6,320        $57,875       $1,013      $52,568        $58,888
       12/29/72      $84,354       $11,271        $95,625       $3,637      $87,992        $99,262
       12/31/73      $69,086        $9,801        $78,886      $10,529      $79,615        $89,415
       12/31/74      $58,718        $9,469        $68,188      $10,435      $69,154        $78,623
       12/31/75      $79,076       $14,655        $93,732      $14,451      $93,527       $108,183
       12/31/76     $113,384       $22,907       $136,290      $22,456     $135,840       $158,747
       12/30/77     $126,956       $28,103       $155,058      $36,033     $162,989       $191,092
       12/29/78     $149,482       $35,006       $184,487      $43,311     $192,793       $227,799
       12/31/79     $184,072       $47,071       $231,142      $57,794     $241,866       $288,936
       12/31/80     $214,609       $61,327       $275,936      $87,798     $302,407       $363,734
       12/31/81     $210,085       $66,829       $276,914      $85,948     $296,032       $362,862
       12/31/82     $213,478       $80,038       $293,516     $108,561     $322,039       $402,077
       12/30/83     $278,228      $114,668       $392,896     $141,489     $419,717       $534,385
       12/31/84     $269,463      $122,307       $391,769     $154,205     $423,667       $545,974
       12/31/85     $321,206      $161,412       $482,619     $215,055     $536,261       $697,673
       12/31/86     $363,902      $208,249       $572,151     $273,680     $637,582       $845,831
       12/31/87     $331,668      $219,095       $550,763     $321,336     $653,004       $872,099
       12/30/88     $388,784      $293,580       $682,365     $395,521     $784,305     $1,077,886
       12/29/89     $445,617      $385,960       $831,578     $489,483     $935,100     $1,321,060
       12/31/90     $370,405      $367,034       $737,439     $463,998     $834,403     $1,201,437
       12/31/91     $436,287      $476,190       $912,476     $665,364   $1,101,650     $1,577,840
       12/31/92     $406,598      $482,422       $889,020     $755,314   $1,161,912     $1,644,334
       12/31/93     $498,209      $623,674     $1,121,884   $1,060,095   $1,558,305     $2,181,979
       12/30/94     $458,907      $610,067     $1,068,974   $1,130,853   $1,589,760     $2,199,827
       12/29/95     $490,575      $713,328     $1,203,903   $1,432,194   $1,922,768     $2,636,096
       12/31/96     $552,498      $881,788     $1,434,286   $1,743,583   $2,296,081     $3,177,869
       12/31/97     $548,539      $961,808     $1,510,347   $2,181,733   $2,730,272     $3,692,080
        2/27/98     $579,642    $1,016,343     $1,595,985   $2,305,439   $2,885,081     $3,901,428


*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

All figures assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. This was a period of generally rising securities prices.

The historical data shown above pertain only to Class I shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.


12

PAGE



TEMPLETON GROWTH FUND, INC.
Financial Highlights

                                             SIX MONTHS
                                                ENDED                              YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 1998   ---------------------------------------------------------------
                                             (UNAUDITED)         1997          1996         1995         1994         1993
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS
I
(For a share outstanding throughout the
  period)
Net asset value, beginning of period....          $22.47           $18.75       $18.96       $18.95       $17.47       $15.81
                                          -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income..................             .19              .54          .50          .39          .29          .32
 Net realized and unrealized gain.......            1.27             4.48         1.34         1.20         2.58         2.97
                                          -----------------------------------------------------------------------------------
Total from investment operations........            1.46             5.02         1.84         1.59         2.87         3.29
                                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income..................            (.55)            (.49)        (.44)        (.29)        (.27)        (.36)
 Net realized gains.....................           (2.88)            (.81)       (1.61)       (1.29)       (1.12)       (1.27)
                                          -----------------------------------------------------------------------------------
Total distributions.....................           (3.43)           (1.30)       (2.05)       (1.58)       (1.39)       (1.63)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period..........          $20.50           $22.47       $18.75       $18.96       $18.95       $17.47
                                          ===================================================================================
Total Return*...........................           6.76%           28.28%       10.85%        9.51%       17.47%       23.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......     $13,540,036      $12,129,283   $8,450,737   $6,964,298   $5,611,560   $4,033,911
Ratios to average net assets:
 Expenses...............................           1.08%**          1.08%        1.09%        1.12%        1.10%        1.03%
 Net investment income..................           2.03%**          2.81%        2.87%        2.40%        1.76%        2.10%
Portfolio turnover rate.................          25.66%           41.81%       19.63%       35.21%       27.35%       28.89%
Average commission rate paid***.........          $.0116           $.0007       $.0146           --           --           --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
                                                                              13

PAGE


TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED                 YEAR ENDED AUGUST 31,
                                                                FEBRUARY 28, 1998    -----------------------------------
                                                                   (UNAUDITED)         1997          1996         1995+
                                                                --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $22.18           $18.57        $18.90       $17.48
                                                                --------------------------------------------------------
Income from investment operations:
 Net investment income......................................             .15              .42           .49          .04
 Net realized and unrealized gain...........................            1.20             4.39          1.19         1.38
                                                                --------------------------------------------------------
Total from investment operations............................            1.35             4.81          1.68         1.42
                                                                --------------------------------------------------------
Less distributions from:
 Net investment income......................................            (.42)            (.39)         (.40)          --
 Net realized gains.........................................           (2.88)            (.81)        (1.61)          --
                                                                --------------------------------------------------------
Total distributions.........................................           (3.30)           (1.20)        (2.01)          --
                                                                --------------------------------------------------------
Net asset value, end of period..............................          $20.23           $22.18        $18.57       $18.90
                                                                ========================================================
Total Return*...............................................           6.34%           27.30%         9.99%        8.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $966,167         $755,184      $280,087      $42,548
Ratios to average net assets:
 Expenses...................................................           1.83%**          1.84%         1.87%        1.86%**
 Net investment income......................................           1.27%**          2.14%         2.25%        1.61%**
Portfolio turnover rate.....................................          25.66%           41.81%        19.63%       35.21%
Average commission rate paid***.............................          $.0116           $.0007        $.0146           --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period May 1, 1995 (effective date) to August 31, 1995.
 14

PAGE


TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998       YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 1997+
                                                                -------------------------------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $22.49              $19.37
                                                                -------------------------------------
Income from investment operations:
 Net investment income......................................             .23                 .37
 Net realized and unrealized gain...........................            1.26                2.75
                                                                -------------------------------------
Total from investment operations............................            1.49                3.12
                                                                -------------------------------------
Less distributions from:
 Net investment income......................................            (.59)                 --
 Net realized gains.........................................           (2.88)                 --
                                                                -------------------------------------
Total distributions.........................................           (3.47)                 --
                                                                -------------------------------------
Net asset value, end of period..............................          $20.51              $22.49
                                                                =====================================
Total Return*...............................................           6.94%              16.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $43,282             $29,531
Ratios to average net assets:
 Expenses...................................................            .83%**              .83%**
 Net investment income......................................           2.25%**             3.68%**
Portfolio turnover rate.....................................          25.66%              41.81%
Average commission rate paid***.............................          $.0116              $.0007

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
                                                                              15

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS 67.6%
AEROSPACE & MILITARY TECHNOLOGY 1.3%
Boeing Co. .................................................  United States          1,011,000     $    54,846,750
General Motors Corp., H.....................................  United States          1,631,300          67,596,994
Hong Kong Aircraft Engineering Co. Ltd. ....................    Hong Kong            1,446,400           3,091,756
Raytheon Co., A.............................................  United States          1,147,015          66,526,870
                                                                                                   ---------------
                                                                                                       192,062,370
                                                                                                   ---------------
APPLIANCES & HOUSEHOLD DURABLES .7%
Sony Corp. .................................................      Japan                956,700          86,489,929
Toro Co. ...................................................  United States            331,800          13,313,475
                                                                                                   ---------------
                                                                                                        99,803,404
                                                                                                   ---------------
AUTOMOBILES 4.2%
Fiat SpA, di Risp...........................................      Italy              3,589,960           7,505,486
Ford Motor Co. .............................................  United States          3,016,600         170,626,438
General Motors Corp. .......................................  United States          3,956,700         272,765,006
Peugeot SA..................................................      France               401,650          57,260,635
Volvo AB, B.................................................      Sweden             3,941,000         106,673,314
                                                                                                   ---------------
                                                                                                       614,830,879
                                                                                                   ---------------
BANKING 5.6%
Bangkok Bank Public Co. Ltd., fgn. .........................     Thailand           10,838,100          37,008,146
*Cho Hung Bank Co. Ltd. ....................................   South Korea           2,449,429           3,824,889
Citicorp....................................................  United States            103,000          13,647,500
Deutsche Bank AG............................................     Germany             2,300,000         157,986,714
Guoco Group Ltd. ...........................................    Hong Kong           15,151,000          38,550,171
HSBC Holdings Plc. .........................................    Hong Kong            7,789,341         225,355,167
*Kookmin Bank...............................................   South Korea           1,258,753           8,758,084
Krung Thai Bank Public Co. Ltd., fgn. ......................     Thailand           10,000,000           3,542,393
National Australia Bank Ltd. ...............................    Australia            9,062,801         124,891,289
National Australia Cap Sec Plc. ............................    Australia              710,553          20,161,941
National Westminster Bank Plc. .............................  United Kingdom         5,828,834         107,505,678
*Shinhan Bank Co. Ltd. .....................................   South Korea           1,675,840           7,973,837
Thai Farmers Bank Public Co. Ltd., fgn. ....................     Thailand           10,840,600          32,484,028
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil               773,440          26,490,320
Union Bank of Norway, Primary Capital Cert. ................      Norway               385,000          12,855,012
                                                                                                   ---------------
                                                                                                       821,035,169
                                                                                                   ---------------
BROADCASTING & PUBLISHING .1%
Sing Tao Holdings Ltd. .....................................    Hong Kong              408,400              84,397
South China Morning Post Ltd. ..............................    Hong Kong           22,993,000          16,630,391
                                                                                                   ---------------
                                                                                                        16,714,788
                                                                                                   ---------------
BUILDING MATERIALS & COMPONENTS 1.2%
+Hepworth Plc. .............................................  United Kingdom        16,767,410          62,154,721
+Owens Corning Capital LLC..................................  United States          2,965,000          91,544,375

 16

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
Siam Cement Public Co. Ltd., fgn. ..........................     Thailand            1,296,630     $    18,432,928
Siam City Cement Public Co. Ltd., fgn. .....................     Thailand            1,892,307           5,494,503
                                                                                                   ---------------
                                                                                                       177,626,527
                                                                                                   ---------------
BUSINESS & PUBLIC SERVICES 1.5%
Columbia HCA Healthcare Corp. ..............................  United States          1,155,200          31,334,800
*Humana Inc. ...............................................  United States          6,795,400         172,857,988
Wheelabrator Technologies Inc. .............................  United States          1,021,900          16,669,744
                                                                                                   ---------------
                                                                                                       220,862,532
                                                                                                   ---------------
CHEMICALS 2.3%
Courtaulds Plc. ............................................  United Kingdom        14,482,100          83,865,336
DSM NV......................................................   Netherlands             900,000          90,248,734
Eastman Chemical Co. .......................................  United States          1,100,000          72,050,000
European Vinyls Corporation Evc International NV............   Netherlands             388,971           7,192,068
Lyondell Petrochemical Co. .................................  United States            868,600          23,669,350
Rhone-Poulenc SA, A.........................................      France             1,258,500          58,067,105
                                                                                                   ---------------
                                                                                                       335,092,593
                                                                                                   ---------------
CONSTRUCTION & HOUSING .2%
Fletcher Challenge Building Ltd. ...........................   New Zealand           5,267,917          12,535,106
Hollandsche Beton Groep NV..................................   Netherlands             561,785          11,431,632
                                                                                                   ---------------
                                                                                                        23,966,738
                                                                                                   ---------------
ELECTRICAL & ELECTRONICS 4.7%
ABB AB, A...................................................      Sweden            10,700,000         134,443,958
General Electric Co. Plc. ..................................  United Kingdom        17,736,690         116,446,522
Gold Peak Industries (Holdings) Ltd. .......................    Hong Kong            4,307,000           1,724,469
*Gold Peak Industries (Holdings) Ltd., wts. ................    Hong Kong              463,400              35,312
Hitachi Ltd. ...............................................      Japan              9,734,500          73,182,443
Motorola Inc. ..............................................  United States          2,167,600         120,843,700
Philips Electronics NV......................................   Netherlands           3,057,400         237,790,300
                                                                                                   ---------------
                                                                                                       684,466,704
                                                                                                   ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS .1%
BICC Plc. ..................................................  United Kingdom         9,427,200          20,268,371
                                                                                                   ---------------
ENERGY EQUIPMENT & SERVICES .1%
Sun Co. Inc. ...............................................  United States            329,900          13,175,381
                                                                                                   ---------------
ENERGY SOURCES 4.7%
*Barrett Resources Corp. ...................................  United States          1,100,000          33,343,750
Fletcher Challenge Energy Ltd. .............................   New Zealand           3,056,267          11,167,758
Norsk Hydro AS..............................................      Norway             1,751,577          76,515,334
Occidental Petroleum Corp. .................................  United States          3,500,000          89,468,750
Petron Corporation..........................................   Philippines           8,766,612           1,300,390
*Ranger Oil Ltd. ...........................................      Canada             1,535,100           9,882,206

                                                                              17

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Repsol SA...................................................      Spain              2,429,700     $   108,415,129
Saga Petroleum AS, A........................................      Norway             1,052,250          17,914,302
Saga Petroleum AS, B........................................      Norway             1,927,910          28,751,231
Societe Elf Aquitaine SA....................................      France             1,205,000         137,312,341
Transportadora de Gas del Sur SA, ADR, B....................    Argentina            1,400,000          16,450,000
Valero Energy Corp., new....................................  United States             70,800           2,513,400
YPF Sociedad Anonima........................................    Argentina            1,400,000          44,542,717
YPF Sociedad Anonima, ADR...................................    Argentina            3,282,800         103,818,550
                                                                                                   ---------------
                                                                                                       681,395,858
                                                                                                   ---------------
FINANCIAL SERVICES 1.7%
Axa-UAP.....................................................      France             1,326,671         128,489,553
Merrill Lynch & Co. Inc. ...................................  United States          1,580,300         113,090,219
                                                                                                   ---------------
                                                                                                       241,579,772
                                                                                                   ---------------
FOOD & HOUSEHOLD PRODUCTS 2.8%
Archer-Daniels Midland Co. .................................  United States          5,881,937         131,975,961
*Boston Chicken Inc. .......................................  United States            259,600           1,800,975
*Burns Philp & Co. Ltd. ....................................    Australia            7,258,577           1,182,596
Embotelladora Andina SA, ADR, B.............................      Chile                511,500           9,079,125
Hillsdown Holdings Plc. ....................................  United Kingdom        20,423,076          53,498,782
IBP Inc.....................................................  United States          3,750,000          83,671,875
Panamerican Beverages Inc., A...............................      Mexico               735,000          26,781,563
Tate & Lyle Plc. ...........................................  United Kingdom         9,000,000          77,918,548
Vitro SA....................................................      Mexico             6,090,720          23,006,767
Vitro SA, ADR...............................................      Mexico               492,840           5,575,253
                                                                                                   ---------------
                                                                                                       414,491,445
                                                                                                   ---------------
FOREST PRODUCTS & PAPER 4.5%
Aracruz Celulose SA, ADR....................................      Brazil             2,338,900          32,013,694
Assidomaen AB...............................................      Sweden             1,198,100          29,508,745
Boise Cascade Corp. ........................................  United States          1,582,600          52,720,363
Bowater Inc.................................................  United States            721,000          35,689,500
Carter Holt Harvey Ltd. ....................................   New Zealand          21,175,553          32,312,456
Enso OY, A..................................................     Finland                98,700             887,372
Enso OY, R..................................................     Finland             4,973,575          44,986,430
Fletcher Challenge Ltd. Forestry Division...................   New Zealand          18,349,509          13,624,572
Fletcher Challenge Ltd. Forestry Division, AUD..............   New Zealand             228,421             172,121
Fletcher Challenge Paper Ltd. ..............................   New Zealand          16,178,835          21,755,535
Metsa Serla OY, B...........................................     Finland             2,611,000          23,332,189
Mo Och Domsjoe AB, B........................................      Sweden             2,095,200          61,034,144
Norske Skogindustrier AS, A.................................      Norway               994,000          30,303,278
PT Tjiwi Kimia TBK..........................................    Indonesia           22,081,714           4,132,611
*Sappi Ltd. ................................................   South Africa          3,000,000          13,325,913
St. Joe Paper Corp. ........................................  United States          1,687,800          57,596,175
Stora Kopparbergs Bergslags AB, A...........................      Sweden             1,414,200          20,598,150

 18

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER (CONT.)
Stora Kopparbergs Bergslags AB, B...........................      Sweden             2,085,800     $    30,119,385
Svenska Cellulosa AB, B.....................................      Sweden             1,642,844          37,381,710
UPM-Kymmene Corp............................................     Finland             4,301,840         111,731,030
                                                                                                   ---------------
                                                                                                       653,225,373
                                                                                                   ---------------
HEALTH & PERSONAL CARE .1%
Aetna Inc. .................................................  United States            117,500          10,266,563
                                                                                                   ---------------
INDUSTRIAL COMPONENTS 2.0%
BTR Plc. ...................................................  United Kingdom        22,500,000          59,588,042
Goodyear Tire & Rubber Co. .................................  United States          1,682,600         116,309,725
Sandvik AB, A...............................................      Sweden               265,000           7,487,654
Sandvik AB, B...............................................      Sweden             2,156,000          60,379,321
SKF AB, B...................................................      Sweden             2,478,974          51,293,392
                                                                                                   ---------------
                                                                                                       295,058,134
                                                                                                   ---------------
INSURANCE .8%
American General Corp. .....................................  United States          1,100,000          63,937,500
American International Group Inc. ..........................  United States             91,875          11,042,227
W R Berkley Corp. ..........................................  United States            940,650          42,917,156
                                                                                                   ---------------
                                                                                                       117,896,883
                                                                                                   ---------------
LEISURE & TOURISM .2%
*Shangri-La Asia Ltd. ......................................    Hong Kong            8,330,000           7,477,365
Thistle Hotels Plc. ........................................  United Kingdom         6,735,000          20,638,407
                                                                                                   ---------------
                                                                                                        28,115,772
                                                                                                   ---------------
MACHINERY & ENGINEERING 1.1%
+Agco Corp. ................................................  United States          4,139,500         116,423,438
Makita Corp. ...............................................      Japan                269,000           3,114,512
New Holland NV..............................................   Netherlands           1,600,000          39,600,000
Valmet (OY).................................................     Finland               139,200           2,090,876
                                                                                                   ---------------
                                                                                                       161,228,826
                                                                                                   ---------------
MERCHANDISING 2.2%
American Stores Co. ........................................  United States          2,405,000          60,575,938
Best Denki Co. Ltd. ........................................      Japan                 72,000             436,796
Dairy Farm International Holdings Ltd. .....................    Hong Kong           36,629,531          43,955,437
*Gucci Group NV.............................................   Netherlands           1,300,000          54,518,750
Kwik Save Group Plc. .......................................  United Kingdom         1,974,267          11,254,018
Safeway Plc. ...............................................  United Kingdom         4,309,883          25,561,928
Somerfield Plc. ............................................  United Kingdom        14,000,000          69,541,006
W.H. Smith Group............................................  United Kingdom         6,378,100          51,751,528
                                                                                                   ---------------
                                                                                                       317,595,401
                                                                                                   ---------------

                                                                              19

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING 4.1%
Alcan Aluminum Ltd. ........................................      Canada             2,463,360     $    76,241,706
Anglo American Platinum Corp. Ltd. .........................   South Africa          3,000,000          42,740,059
British Steel Plc. .........................................  United Kingdom        56,500,000         135,902,336
Cia Vale do Rio Doce, ADR...................................      Brazil             1,300,000          28,297,129
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil             1,177,905          30,036,578
Grupo Mexico SA de CV, B....................................      Mexico             4,810,700          16,591,540
*Industrias Penoles SA......................................      Mexico               631,000           2,664,790
Maanshan Iron & Steel Co. Ltd., H...........................      China             17,129,000           1,836,238
*Minorco SA, ADR............................................    Luxembourg             953,974          16,694,545
Outokumpu OY, A.............................................     Finland               666,200           8,712,056
Pechiney SA, A..............................................      France             1,518,775          67,428,965
*Pohang Iron & Steel Co. Ltd. ..............................   South Korea             630,603          39,531,336
Reynolds Metals Co. ........................................  United States            643,208          40,079,899
South African Iron & Steel Industrial Corp. Ltd. ...........   South Africa         30,000,000          10,017,201
+*Titanium Metals...........................................  United States          2,322,000          69,950,250
*Union Miniere NPV..........................................     Belgium                79,802           5,905,732
                                                                                                   ---------------
                                                                                                       592,630,360
                                                                                                   ---------------
MISCELLANEOUS MATERIALS & COMMODITIES .5%
Agrium Inc. ................................................      Canada             4,208,400          56,024,325
De Beers Centenary Linked Units, Reg. ......................   South Africa            870,850          17,270,728
                                                                                                   ---------------
                                                                                                        73,295,053
                                                                                                   ---------------
MULTI-INDUSTRY 4.9%
Alfa SA de CV, A............................................      Mexico               239,100           1,360,355
Amoy Properties Ltd. .......................................    Hong Kong           28,556,000          24,157,804
Broken Hill Proprietary Co. Ltd. ...........................    Australia           11,500,000         113,198,197
Cheung Kong Holdings Ltd. ..................................    Hong Kong           25,000,000         175,169,519
Elementis Plc. .............................................  United Kingdom        19,800,000          42,243,567
First Pacific Co. ..........................................    Hong Kong           43,739,000          22,314,375
Hicom Holdings Bhd. ........................................     Malaysia            1,957,800           1,155,076
Inchcape Plc. ..............................................  United Kingdom        22,139,966          68,756,526
Jardine Matheson Holdings Ltd. .............................    Hong Kong            8,968,178          41,971,073
Jardine Strategic Holdings Ltd. ............................    Hong Kong           14,245,732          40,600,336
Pilkington Plc. ............................................  United Kingdom        35,000,000          66,311,905
Swire Pacific Ltd., A.......................................    Hong Kong           15,259,000          91,839,768
Swire Pacific Ltd., B.......................................    Hong Kong           19,638,300          19,784,145
                                                                                                   ---------------
                                                                                                       708,862,646
                                                                                                   ---------------
REAL ESTATE .7%
Hang Lung Development Co. Ltd. .............................    Hong Kong            8,287,000          12,148,201
New World Development Co. Ltd. .............................    Hong Kong            9,000,000          33,186,955
Rouse Co. ..................................................  United States          1,200,000          39,900,000
Union du Credit Bail Immobilier Unibail.....................      France                73,622           8,038,314
Wereldhave NV...............................................   Netherlands             160,000           9,673,490
                                                                                                   ---------------
                                                                                                       102,946,960
                                                                                                   ---------------

 20

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS (CONT.)
RECREATION & OTHER CONSUMER GOODS .1%
Fila Holding SpA, ADR.......................................      Italy                316,600     $     6,925,625
Yue Yuen Industrial (Holdings) Ltd. ........................    Hong Kong            1,677,000           3,227,291
                                                                                                   ---------------
                                                                                                        10,152,916
                                                                                                   ---------------
TELECOMMUNICATIONS 7.9%
AT&T Corp. .................................................  United States          1,400,000          85,225,000
Bell Atlantic Corp. ........................................  United States          1,550,000         139,112,500
British Telecommunications Plc. ............................  United Kingdom        10,000,000         100,827,045
Hong Kong Telecommunications Ltd. ..........................    Hong Kong           30,328,600          63,849,684
PT Indosat TBK, ADR.........................................    Indonesia              544,700           8,170,500
SK Telecom Co. Ltd., ADR....................................   South Korea           6,905,698          59,561,645
Smartone Telecommunications Holdings Ltd. ..................    Hong Kong            1,290,000           3,340,588
Tele Danmark AS, B..........................................     Denmark             1,004,800          65,110,854
Telecom Argentina Stet-France SA, ADR.......................    Argentina            2,816,400         103,326,675
Telecom Italia SpA, di Risp.................................      Italy             18,496,550          89,593,068
Telefonica de Argentina SA, B, ADR..........................    Argentina              566,000          20,376,000
Telefonica de Espana SA.....................................      Spain              2,389,200          82,209,366
Telefonica del Peru SA, B...................................       Peru              8,459,874          15,761,685
Telefonica del Peru SA, B, ADR..............................       Peru              1,083,200          20,513,100
Telefonos de Mexico SA (Telmex), L..........................      Mexico            14,118,470          35,443,165
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico             2,900,000         146,993,750
U.S. West Communications Group..............................  United States          2,000,000         104,125,000
                                                                                                   ---------------
                                                                                                     1,143,539,625
                                                                                                   ---------------
TEXTILES & APPAREL .5%
*Daehan Synthetic Fiber Co. Ltd. ...........................   South Korea              18,550             662,257
*Fruit of the Loom Inc., A..................................  United States          2,050,000          65,856,250
                                                                                                   ---------------
                                                                                                        66,518,507
                                                                                                   ---------------
TRANSPORTATION 1.4%
Air New Zealand Ltd., B.....................................   New Zealand           3,709,000           5,529,574
Cathay Pacific Airways Ltd. ................................    Hong Kong           30,603,000          26,284,785
Hitachi Zosen Corp. ........................................      Japan              2,289,000           5,227,851
IMC Holdings Ltd. ..........................................    Hong Kong            6,860,000           1,594,834
*Korean Air.................................................   South Korea             134,138             765,564
Malaysian International Shipping Corp., fgn. ...............     Malaysia            4,000,000           7,361,299
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom         4,621,630          59,390,283
Shun Tak Holdings...........................................    Hong Kong           28,906,000           7,018,829
Singapore Airlines Ltd., fgn. ..............................    Singapore           10,324,000          76,450,478
Stolt Nielsen SA............................................      Norway               463,500           8,400,938
Stolt Nielsen SA, ADR.......................................      Norway               459,000           8,319,375
                                                                                                   ---------------
                                                                                                       206,343,810
                                                                                                   ---------------
UTILITIES ELECTRICAL & GAS 5.4%
BG Plc. ....................................................  United Kingdom         9,034,000          45,283,115
*CEZ AS.....................................................  Czech Republic           213,761           6,126,747
CLP Holdings Ltd. ..........................................    Hong Kong            9,000,000          46,729,093

                                                                              21

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY            SHARES              VALUE
                                                                 --------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Electrabel SA...............................................     Belgium               154,364     $    37,487,811
Entergy Corp. ..............................................  United States          3,600,000         104,175,000
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong           23,999,600          85,242,364
Iberdrola SA................................................      Spain              4,704,448          68,085,058
Illinova Corp. .............................................  United States          2,200,000          61,050,000
*Korea Electric Power Corp. ................................   South Korea           6,273,800          83,753,117
Mosenergo...................................................      Russia            10,000,000          13,080,000
National Grid Group Plc. ...................................  United Kingdom        11,900,000          67,246,038
New York State Electric & Gas Corp. ........................  United States            500,000          18,781,250
Public Service Co. of New Mexico............................  United States            423,200           9,865,850
Shandong Huaneng Power Development Co. Ltd., ADR............      China                900,000           7,593,750
Thames Water Group Plc. ....................................  United Kingdom         6,443,874          94,219,549
Utilicorp United Inc. ......................................  United States            999,300          35,974,800
                                                                                                   ---------------
                                                                                                       784,693,542
                                                                                                   ---------------
WHOLESALE & INTERNATIONAL TRADE
Sime Darby Hongkong Ltd. ...................................    Hong Kong            6,660,000           3,311,721
                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $8,429,570,688)...................                                         9,833,054,623
                                                                                                   ---------------
PREFERRED STOCKS 3.8%
Ballast Nedam NV, ctf., conv., pfd. ........................   Netherlands             104,359           5,411,037
Banco Bradesco SA, pfd. ....................................      Brazil         3,171,500,000          26,940,141
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................      Brazil             1,072,200          25,141,176
Fiat SpA, pfd. .............................................      Italy             30,914,350          60,360,335
News Corp. Ltd., pfd. ......................................    Australia           25,399,405         138,801,158
Petroleo Brasileiro SA, pfd. ...............................      Brazil           150,000,000          33,977,791
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...........      Brazil           875,600,000         106,917,489
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil               900,000         110,193,750
Usinas Siderurgicas De Minas Gerais SA, pfd. ...............      Brazil             2,116,220          14,324,721
Volkswagen AG, pfd. ........................................     Germany                82,676          40,290,848
                                                                                                   ---------------
TOTAL PREFERRED STOCKS (COST $422,924,534)..................                                           562,358,446
                                                                                                   ---------------
                                                                                  PRINCIPAL
                                                                                   AMOUNT**
                                                                                   --------
BONDS 6.2%
U.S. Treasury Bonds:
  14.00%, 11/15/11..........................................  United States     $   97,000,000         150,925,977
  7.875%, 2/15/21...........................................  United States        128,500,000         158,175,533
  6.25%, 8/15/23............................................  United States        155,303,000         160,544,632
U.S. Treasury Notes:
  6.125%, 3/31/98...........................................  United States        200,000,000         200,187,600
  6.375%, 7/15/99...........................................  United States         78,000,000          78,877,578
  6.00%, 10/15/99...........................................  United States         78,000,000          78,536,329
  6.375%, 1/15/00...........................................  United States         78,000,000          79,096,914
                                                                                                   ---------------
TOTAL BONDS (COST $876,823,143).............................                                           906,344,563
                                                                                                   ---------------

 22

PAGE


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                              COUNTRY              AMOUNT**            VALUE
                                                              -------             ---------            -----
SHORT TERM INVESTMENTS 21.8%
U.S. Treasury Bills, 4.96% to 5.365%, with maturities to
  5/28/98...................................................  United States     $2,886,263,000     $ 2,864,375,204
U.S. Treasury Notes, 6.00% to 9.00%, with maturities to
  5/31/98...................................................  United States        300,000,000         301,031,475
                                                                                                   ---------------
TOTAL SHORT TERM INVESTMENTS (COST $3,167,101,015)..........                                         3,165,406,679
                                                                                                   ---------------
TOTAL INVESTMENTS (COST $12,896,419,380) 99.4%..............                                        14,467,164,311
OTHER ASSETS, LESS LIABILITIES .6%..........................                                            82,321,161
                                                                                                   ---------------
TOTAL NET ASSETS 100.0%.....................................                                       $14,549,485,472
                                                                                                   ===============

*Non-income producing.
**Securities traded in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 1998, were $340,072,784.
                       See Notes to Financial Statements.
                                                                              23

PAGE



TEMPLETON GROWTH FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $12,896,419,380)..........................................    $14,467,164,311
 Cash.......................................................          2,440,656
 Receivables:
  Investment securities sold................................         82,599,065
  Capital shares sold.......................................         35,812,406
  Dividends and interest....................................         43,300,628
 Other assets...............................................             48,773
                                                                ---------------
      Total assets..........................................     14,631,365,839
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................         51,624,910
  Capital shares redeemed...................................         14,138,802
  To affiliates.............................................         11,679,941
 Distributions to shareholders..............................            106,392
 Other liabilities..........................................          4,330,322
                                                                ---------------
      Total liabilities.....................................         81,880,367
                                                                ---------------
Net assets, at value........................................    $14,549,485,472
                                                                ===============
Net assets consist of:
 Undistributed net investment income........................    $    50,148,653
 Net unrealized appreciation................................      1,570,744,931
 Accumulated net realized gain..............................        926,627,929
 Capital shares.............................................     12,001,963,959
                                                                ---------------
Net assets, at value........................................    $14,549,485,472
                                                                ===============
CLASS I:
 Net asset value per share ($13,540,036,010 / 660,395,071
  shares outstanding).......................................             $20.50
                                                                ===============
 Maximum offering price per share ($20.50 / 94.25%).........             $21.75
                                                                ===============
CLASS II:
 Net asset value per share ($966,167,020 / 47,754,077 shares
  outstanding)*.............................................             $20.23
                                                                ===============
 Maximum offering price per share ($20.23 / 99.00%).........             $20.43
                                                                ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($43,282,442 / 2,110,353 shares outstanding).............             $20.51
                                                                ===============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

PAGE



TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $8,067,939)
 Dividends..................................................    $  110,451,010
 Interest...................................................        98,446,163
                                                                --------------
      Total investment income...............................                         $  208,897,173
Expenses:
 Management fees (Note 3)...................................        40,911,369
 Administrative fees (Note 3)...............................         5,329,323
 Distribution fees (Note 3)
       Class I..............................................        15,272,042
       Class II.............................................         4,242,725
 Transfer agent fees (Note 3)...............................         6,144,513
 Custodian fees.............................................         1,503,928
 Reports to shareholders....................................         1,390,000
 Registration and filing fees...............................           562,500
 Professional fees..........................................            50,307
 Directors' fees and expenses...............................            75,000
 Other......................................................           141,728
                                                                --------------
      Total expenses........................................                             75,623,435
                                                                                     --------------
            Net investment income...........................                            133,273,738
                                                                                     --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     1,280,048,877
  Foreign currency transactions.............................        (4,703,049)
                                                                --------------
     Net realized gain......................................                          1,275,345,828
     Net unrealized depreciation on investments.............                           (505,002,411)
                                                                                     --------------
Net realized and unrealized gain............................                            770,343,417
                                                                                     --------------
Net increase in net assets resulting from operations........                         $  903,617,155
                                                                                     ==============

                       See Notes to Financial Statements.
                                                                              25

PAGE



TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   133,273,738        $   299,645,065
  Net realized gain from investments and foreign currency
    transactions............................................       1,275,345,828          1,454,846,690
  Net unrealized appreciation (depreciation) on
   investments..............................................        (505,002,411)           835,123,789
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....         903,617,155          2,589,615,544

 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (309,650,504)          (224,233,853)
   Class II.................................................         (16,117,106)            (6,799,222)
   Advisor Class............................................            (844,241)                    --
  Net realized gains:
   Class I..................................................      (1,624,139,512)          (372,774,314)
   Class II.................................................        (109,111,661)           (13,998,148)
   Advisor Class............................................          (4,067,274)                    --

 Capital share transactions (Note 2):
   Class I..................................................       2,497,860,959          1,795,361,405
   Class II.................................................         282,026,136            388,966,140
   Advisor Class............................................          15,913,234             27,036,800
                                                                ---------------------------------------
    Net increase in net assets..............................       1,635,487,186          4,183,174,352

Net assets:
 Beginning of period........................................      12,913,998,286          8,730,823,934
                                                                ---------------------------------------
 End of period..............................................     $14,549,485,472        $12,913,998,286
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................     $    50,148,653        $   243,486,766
                                                                =======================================

                       See Notes to Financial Statements.
 26

PAGE



TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              27

PAGE


TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 28, 1998, there were 1.8 billion shares authorized ($0.01 par value) of which 1.2 billion, 400 million, and 200 million were designated Class I shares, Class II shares and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                          YEAR ENDED
                                                           FEBRUARY 28, 1998                      AUGUST 31, 1997
                                                     --------------------------------------------------------------------
                                                       SHARES           AMOUNT               SHARES           AMOUNT
                                                     --------------------------------------------------------------------
CLASS I SHARES:
Shares sold........................................   78,629,180    $1,616,496,806         116,375,056    $ 2,413,664,953
Shares issued on reinvestment of distributions.....   84,308,265     1,737,852,771          28,725,892        533,837,608
Shares redeemed....................................  (42,262,105)     (856,488,618)        (55,979,411)    (1,152,141,156)
                                                     --------------------------------------------------------------------
Net increase.......................................  120,675,340    $2,497,860,959          89,121,537    $ 1,795,361,405
                                                     ====================================================================

 28

PAGE


TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                             SIX MONTHS ENDED                       YEAR ENDED
                                                             FEBRUARY 28, 1998                    AUGUST 31, 1997
                                                        ---------------------------------------------------------------
                                                          SHARES          AMOUNT              SHARES          AMOUNT
                                                        ---------------------------------------------------------------
CLASS II SHARES:
Shares sold...........................................   11,398,851    $233,526,879          19,727,633    $406,674,814
Shares issued on reinvestment of distributions........    5,371,227     109,385,419             977,215      18,004,847
Shares redeemed.......................................   (3,065,449)    (60,886,162)         (1,736,615)    (35,713,521)
                                                        ---------------------------------------------------------------
Net increase..........................................   13,704,629    $282,026,136          18,968,233    $388,966,140
                                                        ===============================================================

                                                             SIX MONTHS ENDED                       YEAR ENDED
                                                             FEBRUARY 28, 1998                   AUGUST 31, 1997*
                                                        ---------------------------------------------------------------
                                                          SHARES          AMOUNT              SHARES          AMOUNT
                                                        ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold...........................................      753,954    $ 14,866,785           1,386,033    $ 28,617,159
Shares issued on reinvestment of distributions........      235,360       4,847,728                  --              --
Shares redeemed.......................................     (192,034)     (3,801,279)            (72,960)     (1,580,359)
                                                        ---------------------------------------------------------------
Net increase..........................................      797,280    $ 15,913,234           1,313,073    $ 27,036,800
                                                        ===============================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

                                                                              29

PAGE


TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1998, unreimbursed costs were $100,857. Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the period of $2,629,222 and $147,097, respectively.

4. INCOME TAXES

At February 28, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $12,897,224,403 was as follows:

Unrealized appreciation.....................................  $2,201,363,920
Unrealized depreciation.....................................    (631,424,012)
                                                              --------------
Net unrealized appreciation.................................  $1,569,939,908
                                                              ==============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended February 28, 1998 aggregated $2,904,973,242 and $3,119,396,539, respectively.

 30

PAGE


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PAGE


                       This page intentionally left blank

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         10/97.1


PAGE


PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Growth Fund, Inc. which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



101 S98 04/98                           [LOGO] Printed on recycled paper